Principal Exchange-Traded Funds
Supplement dated December 18, 2023
to the Statement of Additional Information dated November 1, 2023

This supplement updates information currently in the Statement of Additional Information (“SAI”). Please retain this supplement for future reference.
Effective on December 31, 2023, Mr. Leroy Barnes and Ms. Mary VanDeWeghe will resign from their respective positions of Independent Board Member to the Principal Exchange-Traded Funds (the “Trust”). As such, the changes set forth below are being made to the Trust’s SAI.

LEADERSHIP STRUCTURE AND BOARD
Effective December 31, 2023, delete all references to Leroy T. Barnes, Jr. and Mary M. VanDeWeghe.
In the Committee table, delete the Committee and Independent Board Members column and replace with the following:

Committee and Independent Board Members
15(c) Committee Karen McMillan, Chair Katharin S. Dyer Fritz S. Hirsch Padelford L. Lattimer
Audit Committee Victor L. Hymes, Chair Craig Damos Frances P. Grieb Elizabeth A. Nickels
Executive Committee Kamal Bhatia, Chair Craig Damos Patrick G. Halter
Nominating and Governance Committee Elizabeth A. Nickels, Chair Craig Damos Fritz S. Hirsch Victor L. Hymes Karen McMillan
Operations Committee Padelford L. Lattimer, Chair Katharin S. Dyer Karen McMillan

Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the rows for Randy D. Bolin, George Djurasovic, and Adam U. Shaikh, and add the following alphabetically:
1

FUND COMPLEX OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Fund Complex	Principal Occupation(s) During Past 5 Years
George Djurasovic 711 High Street Des Moines, IA 50392 1971	Vice President and General Counsel (since 2023)	Principal Financial Group* Vice President and General Counsel – Principal Asset Management (since 2022) Artisan Partners Limited Partnership Global Chief Compliance Officer (2013-2022)
Calvin Eib 711 High Street Des Moines, IA 50392 1963	Assistant Tax Counsel (since 2023)	Principal Financial Group* Counsel (2021) Transamerica Tax Counsel (2016 - 2021)
Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Vice President and Assistant General Counsel (since 2023) Assistant Secretary (since 2022) Assistant Counsel (2006-2023)	Principal Financial Group* Assistant General Counsel (since 2018)

2